UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2026 to March 31, 2026

Date of Report (Date of earliest event reported) May 12, 2026

Exact name of securitizer as specified in its charter: DLJ Mortgage Capital, Inc.[1]

Commission File Number of securitizer: 025-00723

Central Index Key Number of securitizer: 0001542381

Dmitriy Kogan, Vice President, (212) 325-1069

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☐

Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

1 DLJ Mortgage Capital, Inc. (“DLJ”) is filing this Form ABS-15G in its capacity as sponsor of asset-backed securities transactions involving residential mortgages (the “Specified Transactions”). DLJ’s former affiliate, UBS Real Estate Securities Inc. (Central Index Key Number 0001541886) (“UBSRESI”), merged into DLJ on April 15, 2025 (the “Merger Date”). The Specified Transactions covered under this Form ABS-15G do not include asset-backed securities transactions (the “UBSRESI Transactions”) involving residential mortgages entered into by UBSRESI prior to the Merger Date and for which UBSRESI will file a separate report on Form ABS-15G in its capacity as sponsor in connection with such UBSRESI Transactions.

Name and CIK # (in each case below solely if applicable) of Issuing Entities with Asset-Backed Securities Outstanding During Reporting Period (listed in order of date of formation)	Check if Transaction is Registered Under Securities Act of 1933	Name(s) of All Originator(s) of Underlying Assets for Each Issuing Entity (regardless of whether any repurchase requests have been made of such originator)	Total Number, Principal Balance and Percentage of Total Pool Principal Balance of Assets in Transaction Contributed by Each Originator as of the Time of Issuance			Total Number, Principal Balance and Percentage of Total Pool Principal Balance of Assets Subject to Demand for Repurchase or Replacement as of the Related Reporting Period End Date (regardless of whether demand was made (i) during the reporting period or (ii) pursuant to the transaction agreement)			Total Number, Principal Balance and Percentage of Total Pool Principal Balance of Assets That Were Repurchased or Replaced as of the Related Reporting Period End Date			Total Number, Principal Balance and Percentage of Total Pool Principal Balance of Assets Pending Repurchase or Replacement (within the transaction specified repurchase or replacement cure period) as of the Related Reporting Period End Date			Total Number, Principal Balance and Percentage of Total Pool Principal Balance of Assets with Repurchase or Replacement Demands in Dispute			Total Number, Principal Balance and Percentage of Total Pool Principal Balance of Assets with Repurchase or Replacement Demands Withdrawn			Total Number, Principal Balance and Percentage of Total Pool Principal Balance of Assets with Repurchase or Replacement Demands Rejected
(a)	(b)	(c)	(#)	($)	(% of total pool by principal balance)	(#)	($)	(% of total pool by principal balance) (i)	(#)	($)	(% of total pool by principal balance) (l)	(#)	($)	(% of total pool by principal balance) (o)	(#)	($)	(% of total pool by principal balance) (r)	(#)	($)	(% of total pool by principal balance) (u)	(#)	($)	(% of total pool by principal balance) (x)

			(d)	(e)	(f)	(g)	(h)		(j)	(k)		(m)	(n)		(p)	(q)		(s)	(t)		(v)	(w)
HOME EQUITY ASSET TRUST 2007-1	X	Aames Capital Corporation	33	5,879,811	0.59	0	-	0	0	-	0	0	-	0	0	-	0	0	-	0	0	-	0
CIK: 0001385057
		Accredited Home Lenders Inc.	34	5,730,600	0.57	0	-	0	0	-	0	0	-	0	0	-	0	1	0	0	0	-	0
		Acoustic Home Loans, LLC	7	1,247,500	0.12													2	0	0	0	-	0
		ACT Lending Corporation	20	4,658,900	0.47	0	-	0	0	-	0	0	-	0	0	-	0	7	0	0	0	-	0
		AEGIS Mortgage Corp.	551	105,843,230	10.57													150	1,769,853	16.00	0	-	0
		American General Mortgage Corporation	2	925,900	0.09	0	-	0	0	-	0	0	-	0	0	-	0	0	-	0	0	-	0
		American Partners Bank	1	343,000	0.03													0	-	0	0	-	0
		Arlington Capital Mortgage Corporation	10	1,200,300	0.12	0	-	0	0	-	0	0	-	0	0	-	0	5	124,463	1.00	0	-	0
		ASC (Wells Fargo)	1	135,750	0.01													0	-	0	0	-	0
		Barrington Capital Corporation	2	240,660	0.02	0	-	0	0	-	0	0	-	0	0	-	0	0	-	0	0	-	0
		Cameron Financial Group, Inc.	1	211,400	0.02													1	92,323	1.00	0	-	0
		Columbia Home Loans, LLC	3	865,500	0.09	0	-	0	0	-	0	0	-	0	0	-	0	3	173,583	2.00	0	-	0
		ComUnity Lending, Inc.	3	633,050	0.06													0	-	0	0	-	0
		Credit Suisse Financial Corporation	102	21,502,783	2.15	0	-	0	0	-	0	0	-	0	0	-	0	29	703,211	7.00	0	-	0
		Decision One Mortgage Company, LLC	18	4,024,940	0.4													9	133,623	1.00	0	-	0
		Dream House Mortgage Corp.	13	2,444,250	0.24	0	-	0	0	-	0	0	-	0	0	-	0	4	0	0	0	-	0
		Eastern American Mortgage Company	1	153,000	0.02													0	-	0	0	-	0
		Encore Credit Corporation	68	17,440,975	1.74	0	-	0	0	-	0	0	-	0	0	-	0	17	82,493	1.00	0	-	0
		EquiFirst Corporation	1,218	213,888,219	21.37													344	3,145,164	29.00	0	-	0
		Equity Financial, Inc.	2	323,800	0.03	0	-	0	0	-	0	0	-	0	0	-	0	1	0	0	0	-	0
		First NLC Financial Services, LLC	40	3,150,678	0.31													1	0	0	0	-	0
		Fisher Financial Group Inc.	1	235,000	0.02	0	-	0	0	-	0	0	-	0	0	-	0	1	0	0	0	-	0
		FMF Capital, LLC	1	69,200	0.01													1	43,925	0.00	0	-	0
		Freedom Mortgage Corporation	27	7,049,690	0.7	0	-	0	0	-	0	0	-	0	0	-	0	6	134,969	1.00	0	-	0
		Fremont Investment & Loan	1	36,000	0													0	-	0	0	-	0
		Funding America Mortgage Warehouse Trust I	24	4,253,231	0.42	0	-	0	0	-	0	0	-	0	0	-	0	7	284,279	3.00	0	-	0
		Global Home Loans and Finance	1	234,000	0.02													0	-	0	0	-	0
		Guaranteed Rate, Inc.	1	208,250	0.02	0	-	0	0	-	0	0	-	0	0	-	0	1	0	0	0	-	0
		Home Mortgage	2	128,700	0.01													2	0	0	0	-	0
		Homeview Lending Inc	62	13,558,518	1.35	0	-	0	0	-	0	0	-	0	0	-	0	18	0	0	0	-	0
		Land Home Financial Services, Inc.	2	304,000	0.03													0	0	0	0	-	0
		Lenders Direct	119	24,366,633	2.43	0	-	0	0	-	0	0	-	0	0	-	0	34	458,627	4.00	0	-	0
		Lime Financial Services Ltd.	989	185,489,000	18.53													265	1,820,597	17.00	0	-	0
		Master Financial, Inc.	3	467,450	0.05	0	-	0	0	-	0	0	-	0	0	-	0	1	0	0	0	-	0
		Meridias Capital	53	9,235,277	0.92													9	82,444	1.00	0	-	0
		Metrocities Mortgage Corp., LLC	10	1,107,628	0.11	0	-	0	0	-	0	0	-	0	0	-	0	3	0	0	0	-	0
		MILA	12	2,219,200	0.22													4	0	0	0	-	0
		Millennium Bank, N.A.	16	3,324,675	0.33	0	-	0	0	-	0	0	-	0	0	-	0	7	130,987	1.00	0	-	0
		Millennium Funding Group	3	725,800	0.07													1	0	0	0	-	0
		Mirad Financial Group	1	243,000	0.02	0	-	0	0	-	0	0	-	0	0	-	0	1	0	0	0	-	0
		Montgomery Mortgage Capital Corporation	2	280,000	0.03													0	-	0	0	-	0
		Oak Street Mortgage, LLC	1	108,775	0.01	0	-	0	0	-	0	0	-	0	0	-	0	0	-	0	0	-	0
		One Source Mortgage	1	153,750	0.02													1	0	0	0	-	0
		Originate Home Loans, Inc	2	417,000	0.04	0	-	0	0	-	0	0	-	0	0	-	0	1	0	0	0	-	0
		Own-It Mortgage Solutions	1,242	256,796,859	25.65													166	335,190	3.00	0	-	0
		Paramount Financial, Inc.	5	1,191,200	0.12	0	-	0	0	-	0	0	-	0	0	-	0	2	0	0	0	-	0
		Peoples Choice Home Loan, Inc.	136	39,479,024	3.94													0	-	0	0	-	0
		REALTY MORTGAGE CORP	1	127,250	0.01	0	-	0	0	-	0	0	-	0	0	-	0	0	-	0	0	-	0
		Residential Mortgage Services	3	1,150,600	0.11													1	0	0	0	-	0
		ResMAE	30	6,466,160	0.65	0	-	0	0	-	0	0	-	0	0	-	0	16	892,472	8.00	0	-	0
		Resource Bank	1	195,000	0.02													1	0	0	0	-	0
		Sage Credit Company, Inc	3	626,500	0.06	0	-	0	0	-	0	0	-	0	0	-	0	2	0	0	0	-	0
		SCME Mortgage Bankers, Inc.	16	3,606,150	0.36													3	0	0	0	-	0
		Sebring Capital Partners, LP	2	92,895	0.01	0	-	0	0	-	0	0	-	0	0	-	0	1	0	0	0	-	0
		Secured Funding Corporation	3	265,825	0.03													0	-	0	0	-	0
		Sierra Pacific Mortgage Company, Inc.	15	3,016,703	0.3	0	-	0	0	-	0	0	-	0	0	-	0	10	171,798	2.00	0	-	0
		South Lake Mortgage Bankers	48	15,068,399	1.51													10	79,744	1.00	0	-	0
		Sunset Direct Lending LLC	133	19,413,300	1.94	0	-	0	0	-	0	0	-	0	0	-	0	1	0	0	0	-	0
		Sunset Mortgage Company, LP	3	493,600	0.05													0	-	0	0	-	0
		Texas Capital Bank N.A	1	157,600	0.02	0	-	0	0	-	0	0	-	0	0	-	0	1	0	0	0	-	0
		Transcontinental Lending Group	5	1,022,490	0.1													1	0	0	0	-	0
		True Lending Company, LLC	2	339,982	0.03	0	-	0	0	-	0	0	-	0	0	-	0	1	0	0	0	-	0
		Tyco Capital Corporation (USES CJ)	1	209,690	0.02													0	-	0	0	-	0
		United Capital Funding Mortgage Bankers	2	209,000	0.02	0	-	0	0	-	0	0	-	0	0	-	0	0	-	0	0	-	0
		Universal Financial Group, Inc.	9	1,494,200	0.15													3	72,278	1.00	0	-	0
		Unprime Securities Company LLC	11	1,210,404	0.12	0	-	0	0	-	0	0	-	0	0	-	0	7	0	0	0	-	0
		US Mortgage Corp.	5	800,300	0.08													0	-	0	0	-	0
		Wall Street Financial Corp	1	410,000	0.04	0	-	0	0	-	0	0	-	0	0	-	0	0	-	0	0	-	0
		Wall Street Mortgage Bankers	1	361,250	0.04													0	-	0	0	-	0
		Western Capital Mortgage	1	304,000	0.03	0	-	0	0	-	0	0	-	0	0	-	0	1	0	0	0	-	0
		Wilmington National	5	1,490,600	0.15													0	-	0	0	-	0
HOME EQUITY ASSET TRUST 2007-1			5,149	1,001,058,004	100	0	0	0	0	-	0	0	-	0	0	0	0	1,164	10,732,023	100	0	-	0
Total

The following notes apply generally to the table above:

1. This Form ABS-15G contains information about demands withdrawn on a bulk basis as a result of a settlement between the securitizer and the trustee for the related securitization. This settlement was effective February 5 2026, resulting in the withdrawal of 1,164 demands that were not previously reported for the related reporting period. While we have attempted to gather all of the information required by this Form ABS-15G and Rule 15Ga-1 (the “Reportable Information”), we cannot be certain that we have obtained all applicable Reportable Information since, among other things, some entities that have the obligation to enforce repurchase obligations (“Demand Entities”) are no longer in existence, some of the Demand Entities that are still in existence have not responded to our request for Reportable Information, some Demand Entities have not agreed to provide Reportable Information or may not have provided complete Reportable Information, some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). The information in this Form ABS-15G has not been verified by any third party.

2. For assets where more than one activity occurred during the reporting period, only the most recent activity is reported herein, except that if a demand was made and an additional activity occurred in the reporting period, the asset will be listed in both the “Assets Subject of Demand for Repurchase or Replacement” column as well as an additional column showing the most recent activity during the reporting period. If with respect to a particular asset a demand was made or another activity occurred in and was reported for a prior reporting period, and the status of such asset remained unchanged as of the end of the reporting period, no activity with respect to such asset is reported herein.

3. For purposes of reports pursuant to Rule 15Ga-1 from and after the report for the reporting period January 1, 2023 to March 31, 2023, the reporting entity used the methodology described in footnotes 2, 4 and 7 of these Notes. For purposes of reports pursuant to Rule 15Ga-1 for the reporting period October 1, 2022 to December 31, 2022 as well as reports for prior reporting periods, the reporting entity used a different methodology under which assets for which a demand was previously reported remain in the reports until finally resolved, even for reporting periods in which no activity occurred.

4. Assets included in “Assets Subject to Demand for Repurchase or Replacement” include only assets where a demand was made during the reporting period, and includes such assets whether or not an additional activity occurred during the reporting period. Assets for which a demand was reported in a prior reporting period will not be listed in this column for the reporting period.

5. Assets included in “Assets That Were Repurchased or Replaced” include assets that were previously liquidated and for which a make-whole payment was made in lieu of repurchase.

6. Assets included in “Assets Pending Repurchase or Replacement” include only assets for which a decision to repurchase, replace or make-whole has been approved during the reporting period, but such action has not been completed as of the end of the reporting period, and are shown without regard to cure period status.

7. Assets included in “Assets with Demands in Dispute” include only assets for which a decision was made during the reporting period to dispute a demand for repurchase or replacement, and for which no further action occurred by the end of the reporting period. This column does not show an asset for the reporting period if the demand was in dispute in a prior reporting period.

8 Assets included in “Assets with Demands Withdrawn” include assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand, during the reporting period, or in a prior reporting period that were not previously reported. The litigations referenced in footnote 1 above resulted in the withdrawal of repurchase demands that in most cases were initially made a number of years ago. In the intervening time, most of the related assets ceased to be part of the related securitization, due to events such as default, liquidation or prepayment. For assets that were no longer included in the related securitization, the outstanding principal balance as of the reporting period end date is assumed to be zero.

9. Assets included in “Assets with Demands Rejected” include assets where a repurchase demand has been rejected by the securitizer, or by any other party that would be obligated to repurchase the asset if the claim was valid.

10. The principal balances appearing in columns (h), (k), (n), (q), (t) and (w) and the percentages appearing in columns (i), (l), (o), (r), (u) and (x) reflect the following:

For denominator for percentage calculations: aggregate pool principal balance of all assets in the pool as reported to security holders as of the end of the reporting period;

For each asset relating to columns (i), (t), (u), (w) and (x): outstanding principal balance of such asset;

For each asset relating to columns (k) and (l): outstanding principal balance of such asset at time of repurchase, replacement or make-whole, plus fees, penalties and accrued interest; and

For each asset relating to columns (h), (n), (o), (q) and (r): if known, outstanding principal balance of such asset, plus outstanding fees, penalties and accrued interest; otherwise original principal balance of such asset.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

DLJ Mortgage Capital, Inc. (Securitizer)

By:	/s/ Dmitriy Kogan
	Name:	Dmitriy Kogan
	Title:	Vice President

By:	/s/ Michael Parniawski
	Name:	Michael Parniawski
	Title:	President

Date: May 12, 2026